Financial Risks - Schedule of Fair Values of Available-for-Sale (AFS) Instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair values of available for sale instruments used [line items]
Total fair value	€ 148,570	€ 139,834
Total value of fair value through profit or loss	9,080	8,597
Asset backed securities [member]
Fair values of available for sale instruments used [line items]
Total fair value	0	4,503
Asset backed securities [member] | Level II [member]
Fair values of available for sale instruments used [line items]
Total fair value	2,668	3,650
Asset backed securities [member] | Level III [member]
Fair values of available for sale instruments used [line items]
Total fair value	664	853
Residential mortgage- backed securities [member] | Americas [member]
Fair values of available for sale instruments used [line items]
Total fair value	2,222	2,102
Residential mortgage- backed securities [member] | Level II [member] | Americas [member]
Fair values of available for sale instruments used [line items]
Total fair value	2,188	2,060
Residential mortgage- backed securities [member] | Level III [member] | Americas [member]
Fair values of available for sale instruments used [line items]
Total fair value	34	42
Commercial mortgage- backed securities (CMBSs) [member] | Americas [member]
Fair values of available for sale instruments used [line items]
Total value of fair value through profit or loss	3,427	3,314
Commercial mortgage- backed securities (CMBSs) [member] | Level II [member] | Americas [member]
Fair values of available for sale instruments used [line items]
Total value of fair value through profit or loss	€ 3,427	3,310
Commercial mortgage- backed securities (CMBSs) [member] | Level III [member] | Americas [member]
Fair values of available for sale instruments used [line items]
Total value of fair value through profit or loss		€ 4